Segment Information	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Information

8. SEGMENT INFORMATION

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

CNH Industrial has the following five operating segments:

Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements, and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe and the Miller brand, primarily in North America.

Construction Equipment designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders, and telehandlers. Construction equipment is sold under the New Holland Construction and Case Construction Equipment brands.

Commercial Vehicles designs, produces and sells a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the Iveco brand, commuter buses and touring coaches under the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the Iveco Astra brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain designs, manufactures, and offers a range of propulsion and transmission systems and axles for on- and off-road applications, as well as engines for marine application and power generation under the FPT Industrial brand.

Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, which are recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

The CODM reviews the performance of operating segments using only Operating Profit of Industrial Activities calculated using U.S. GAAP measures. Operating Profit of Industrial Activities is defined as net sales less cost of goods sold, SG&A expenses, and R&D expenses. Operating Profit of Financial Services is defined as revenues, less SG&A expenses, interest expenses and certain other operating expenses. In addition, with reference to Financial Services, the CODM assesses the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviews expenditures for long-lived assets; however, other operating segment asset information is not readily available.

A reconciliation from consolidated operating profit to income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and six months ended June 30, 2016 and 2015 is provided below.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Operating profit	$488	$467	$720	$751
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(10)	(22)	(25)	(34)
Interest expenses of Industrial Activities, net of interest income and eliminations	(120)	(117)	(239)	(223)
Other, net *	(117)	(93)	(685)	(168)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$241	$235	$(229)	$326
(*)

The increase in “Other, net” was primarily attributable to exceptional non-tax deductible charges of €45 million ($49 million) and €495 million ($551 million) for the three and six months ended June 30, 2016, respectively, as a result of the European Commission settlement. For more information on this matter, see “Note 14: Commitments and Contingencies”.

Segment Information

The following summarizes operating profit by reportable segment:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Operating Profit:	(in millions)		(in millions)
Agricultural Equipment	$301	$263	$391	$467
Construction Equipment	17	35	31	35
Commercial Vehicles	100	67	138	68
Powertrain	66	53	119	89
Eliminations and other	(31)	(17)	(48)	(35)
Operating profit of Industrial Activities	$453	$401	$631	$624
Financial Services	119	140	249	269
Eliminations and other	(84)	(74)	(160)	(142)
Total Operating profit	$488	$467	$720	$751

The following summarizes revenues by reportable segment:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Revenues:
Agricultural Equipment	$2,808	$3,035	$4,932	$5,612
Construction Equipment	595	740	1,131	1,342
Commercial Vehicles	2,595	2,470	4,640	4,507
Powertrain	1,023	947	1,905	1,848
Eliminations and other	(571)	(558)	(1,082)	(1,050)
Net sales of Industrial Activities	6,450	6,634	11,526	12,259
Financial Services	399	423	787	836
Eliminations and other	(96)	(99)	(188)	(177)
Total Revenues	$6,753	$6,958	$12,125	$12,918